PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

	June 30, 2024	December 31, 2023
	(Unaudited)	(Audited)
Drilling and production tools	$1,499,535	$1,499,535
Leasehold improvement	323,675	323,675
Production facilities	93,049	93,049
Computer and software	5,605	5,605
Housing and welfare	4,312	4,312
Furniture and office equipment	4,013	4,013
Equipment	1,650	1,650
Total	1,931,839	1,931,839

Less: accumulated depreciation	(1,869,062)	(1,822,822)
Property and equipment, net	$62,777	$109,017